Note 23 - Related Party - Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Remuneration in Respect of Services of Directors [Member]
Related party transactions	$ 143	$ 135	$ 547	$ 292
Represents Remuneration in Respect to Long-Term Incentive Schemes with Restricted Shares [Member]
Related party transactions	0	0	1,680	0
Director's Remuneration [Member]
Related party transactions	$ 143	$ 135	$ 2,227	$ 292